Equity Method Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments
The following table summarizes our investment in HRT for the three months ended March 31, 2022 (in thousands):

Beginning balance, January 1, 2022	$4,879
Investment in HRT	—
Remeasurement gain on HRT	127
Share of gain of HRT	207
Ending balance, March 31, 2022	$5,213

The following table summarizes our investment in HRT for the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Balance at the beginning of the year	$5,202	$1,486
Investment in HRT	—	4,990
Remeasurement gain on HRT	380	—
Share of loss of HRT	(703)	(1,274)
Balance at the end of the year	$4,879	$5,202